Commercial Aerospace Industry Assets and Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 2,770	$ 2,786
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	336	348
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	9,477	7,222
Products Under Lease	1,913	939
Notes and leases receivable, total committed	652	497
Commercial Aerospace financing and other contractual commitments	15,300
Notes and leases receivable within one year	211
Notes and leases receivable within two years	56
Notes and leases receivable within three years	79
Notes and leases receivable within four years	38
Notes and leases receivable within five years	35
Notes and leases receivable after five years	233
Commercial aerospace financing commitments, total committed	4,012
Commercial aerospace financing commitments within one year	371
Commercial aerospace financing commitments within two years	678
Commercial aerospace financing commitments within three years	636
Commercial aerospace financing commitments within four years	891
Commercial aerospace financing commitments within five years	783
Commercial aerospace financing commitments after five years	653
Other commercial aerospace commitments, total committed	11,270
Other commercial aerospace commitments within one year	910
Other commercial aerospace commitments within two years	840
Other commercial aerospace commitments within three years	684
Other commercial aerospace commitments within four years	735
Other commercial aerospace commitments within five years	645
Other commercial aerospace commitments after five years	7,456
Collaboration partners' share, total committed	5,109
Collaboration partners' share within one year	374
Collaboration partners' share within two years	402
Collaboration partners' share within three years	396
Collaboration partners' share within four years	525
Collaboration partners' share within five years	491
Collaboration partners' share after five years	2,921
Total commercial commitments, total committed	10,173
Total commercial commitments within one year	907
Total commercial commitments within two years	1,116
Total commercial commitments within three years	924
Total commercial commitments within four years	1,101
Total commercial commitments within five years	937
Total commercial commitments after five years	5,188
Unbilled Contracts Receivable	1,109	1,169
Deferred Revenue	5,048	4,288
Allowance for Receivables and Other Financing Assets	175	173
Financing Commitments and Guarantees Reserve	23	36
Goodrich Corporation [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation	986
Contractual Obligation, Consumed in Current Year	217	$ 213
Contractual Obligation, Due in Next Fiscal Year	257
Contractual Obligation, Due in Second Year	229
Contractual Obligation, Due in Third Year	150
Contractual Obligation, Due in Fourth Year	84
Contractual Obligation, Due in Fifth Year	37
Contractual Obligation, Due after Fifth Year	$ 229